Treasury Shares - Summary of Treasury shares (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance	¥ 5,642,769
Beginning balance, Shares			1,231,150,560
Repurchase of ordinary shares		¥ 82,665	¥ 5,560,104
Issuance of ordinary shares for share-based payment, Shares				1,231,150,560
Exercise of share-based payment	1,737	58,953	79,651
Ending balance	5,642,768	5,642,769
Treasury shares [member]
Statement [Line Items]
Beginning balance	¥ 5,642,769	¥ 5,560,104	¥ 2
Beginning balance, Shares	57,511,787	59,287,314	35,644,803
Repurchase of ordinary shares		¥ 82,665	¥ 5,560,104
Repurchase of ordinary shares, Shares		1,447,513	53,507,241
Retirement of ordinary shares			¥ (2)
Retirement of ordinary shares, Shares			(35,644,803)
Issuance of ordinary shares for share-based payment, Shares			8,000,000
Exercise of share-based payment	¥ (1)
Exercise of share-based payment, Shares	(325,202)	(3,223,040)	(2,219,927)
Ending balance	¥ 5,642,768	¥ 5,642,769	¥ 5,560,104
Ending balance, Shares	57,186,585	57,511,787	59,287,314